CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jan. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	488,053,750	354,161,297	308,519,768
Common stock, shares outstanding	488,053,750	354,161,297	308,519,768
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	5,500	5,500	5,500
Convertible preferred stock, shares issued	0	0	1,287
Convertible preferred stock, shares outstanding	0	0	1,287
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	2,000	2,000	0
Convertible preferred stock, shares issued	0	1,490	0
Convertible preferred stock, shares outstanding	0	1,490	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series C Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	750	0
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%
Series D Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	750	0
Convertible preferred stock, shares issued	750	0
Convertible preferred stock, shares outstanding	750	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%